Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000102979 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000102979 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000102979 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000102979 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000102979 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000102979 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000102979 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102979 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102979 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102979 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102979 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000102979 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000102979 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000102979 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000102979 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000102979 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000102979 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000102979 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000102979 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102979 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101161 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000101161 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101161 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000101161 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101161 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101161 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101161 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000101161 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101161 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101161 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101161 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000101161 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000101161 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000101161 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101161 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000101161 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000101161 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101161 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101161 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101161 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166322 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000166322 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000166322 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166322 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166322 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166322 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166322 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166322 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166322 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166322 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166322 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000166322 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166322 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000166322 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000166322 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166322 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166322 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166322 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166322 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166322 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225813 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000225813 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225813 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225813 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225813 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225813 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225813 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225813 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225813 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225813 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225813 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000225813 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000225813 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225813 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225813 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225813 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225813 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225813 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225813 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.70%